INVESTMENT IN NON-CONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2013
INVESTMENT IN NON-CONSOLIDATED AFFILIATES [Abstract]
INVESTMENT IN NON-CONSOLIDATED AFFILIATES

(6) INVESTMENT IN NON-CONSOLIDATED AFFILIATES

Investment in non-consolidated affiliates as of December 31, 2012 and 2013 was as follows:

	December 31,
	2012	2013
Beijing Jiuyou Technology Co., Ltd. ("Jiuyou")	13,103,822	13,338,119
2011 Affiliate Company	-	-
2012 Affiliate Company	-	-
2012 Second Affiliate Company	28,927,154	34,229,116
2013 Affiliate Company	-	4,500,000
Total carrying value	42,030,976	52,067,235

Jiuyou

On December 31, 2010, the Group acquired a 20% equity interest in Jiuyou from the original shareholders. On May 16, 2012, the Group received an additional 1.8% equity interest, pursuant to a purchase price adjustment, for a total equity interest of 21.8%. In addition, the Group had an option to acquire the remaining equity interest of Jiuyou in one or more option exercises on or before December 30, 2013. The option was not recognized in the consolidated balance sheets as it was not legally detachable, separately exercisable, and net settleable. On November 18, 2013, the Group issued an option exercise notice to the shareholders of Jiuyou; the option exercise transaction had not been completed as of December 31, 2013. The Group recognizes the share of net income in Jiuyou on a one-month lag basis, as the financial statements of Jiuyou are not available within a sufficient time period.

The carrying amount and share of net income of investment in Jiuyou as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
Balance at the beginning of the year	12,926,810	13,103,822

Share of net income in non-consolidated affiliate	180,012	237,297
Amortization of identifiable intangible assets, net of tax	(3,000)	(3,000)
Total booked value under equity method	177,012	234,297
Carrying value at the end of the year	13,103,822	13,338,119

2011 Affiliate Company

On April 27, 2011, the Group invested RMB3,500,000 to obtain a 35% equity interest in a newly established 2011 Affiliate Company. The Group recognized its share of net loss on the investment in 2011 Affiliate Company on a one-quarter lag basis, as the financial statements of 2011 Affiliate Company were not available within a sufficient time period. On February 23, 2012, the Group disposed of the 35% equity interest in 2011 Affiliate Company for proceeds of RMB3,500,000 which represents the amount of the original investment and realized a gain on disposal of RMB1,309,883 recognized in "other income (expense)."

The carrying amount and share of net loss of investment in 2011 Affiliate Company as of December 31, 2012 were as follows:

December 31,
2012
Balance at the beginning of the year	2,621,838

Disposal of investment in non-consolidated affiliate	(2,190,117)
Share of net loss in non-consolidated affiliate	(431,721)
Carrying value at the end of the year	-

2012 Affiliate Company

On February 9, 2012, the Group invested RMB5,600,000 to obtain a 30% equity interest in 2012 Affiliate Company. The Group recognizes the share of net loss of investment in 2012 Affiliate Company on a one-quarter lag basis, as the financial statements of 2012 Affiliate Company are not available within a sufficient time period. During the year ended December 31, 2012, when the decline in the value of the Group's investment in 2012 Affiliate Company was determined to be other-than-temporary under ASC 323, the Group recorded an impairment loss of RMB4,812,242 and fully wrote down the investment in 2012 Affiliate Company, which was included in "impairment loss on equity method investment" in the consolidated statements of comprehensive income.

The carrying amount and share of net income/(loss) of investment in 2012 Affiliate Company as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-	-
Investment in non-consolidated affiliate	5,600,000	-
Total investment in non-consolidated affiliate - cost	5,600,000	-

Share of net income/(loss) in non-consolidated affiliate	(787,758)	-
Impairment of investment in non-consolidated affiliate	(4,812,242)	-
Carrying value at the end of the year	-	-

2012 Second Affiliate Company

On November 15, 2012 and December 14, 2012, the Group acquired 21% and 14% equity interest, respectively, in 2012 Second Affiliate Company for a total of 35% equity interest for which the Group paid RMB24,642,154 and RMB1,428,000 as of December 31, 2012 and 2013, respectively. The Group recorded unpaid consideration of RMB4,285,000 and RMB4,856,000 in "accrued expenses and other current liabilities" in the consolidated balance sheets as of December 31, 2012 and 2013, respectively. The Group recognizes its share of net income of investment in 2012 Second Affiliate Company on a one-quarter lag basis, as the financial statements of 2012 Second Affiliate Company are not available within a sufficient time period. The share of net income in 2012 Second Affiliate Company from November 15 through December 31, 2012 was not material. In October 2013, the Group received cash dividends of RMB707,179 from 2012 Second Affiliate Company.

The carrying amount and share of net income for investment in 2012 Second Affiliate Company as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-	28,927,154
Investment in non-consolidated affiliate	28,927,154	2,000,000
Total investment in non-consolidated affiliate - cost	28,927,154	30,927,154

Share of net income in non-consolidated affiliate	-	4,009,141
Cash dividend from non-consolidated affiliate	-	(707,179)
Carrying value at the end of the year	28,927,154	34,229,116

In performing the purchase price allocation for the 35% interest acquired in 2012 Second Affiliate Company in 2012, the Group considered, among other factors, analyses of historical financial performance and estimates of future performance of 2012 Second Affiliate Company's business. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities with the assistance of an independent appraiser and based on experience with similar assets and liabilities.

The purchase price of 2012 Second Affiliate Company was allocated as follows:

Fair value
RMB
Fair value of net assets acquired	752,396
Identifiable intangible asset	10,180,016
Deferred tax liabilities arising from the acquisition	(2,545,004)
Goodwill	20,539,746
Total purchase price	28,927,154

Identifiable intangible asset acquired was as follows:

	Fair value
	RMB	Useful lives
Trade name	10,180,016	Indefinite

2013 Affiliate Company

On October 17, 2013, the Group acquired a 10% equity interest in 2013 Affiliate Company for RMB4,500,000, which had been paid as of December 31, 2013. In addition, the Group has an option to acquire an additional 20% equity interest in 2013 Affiliate Company on or before April 16, 2015. The option is not recognized in the consolidated balance sheets as it is not legally detachable, separately exercisable, and net settleable. Given the Group's equity interest and representation on the board of directors of 2013 Affiliate Company, the Group has applied equity method accounting to account for the investment in 2013 Affiliate Company. The Group recognizes its share of net income/(loss) of investment in 2013 Affiliate Company on a one-quarter lag basis, as the financial statements of 2013 Affiliate Company are not available within a sufficient time period. The share of net income/(loss) in 2013 Affiliate Company from October 17 through December 31, 2013 was not material.

The carrying amount and share of net income/(loss) for investment in 2013 Affiliate Company as of December 31, 2013 were as follows:

December 31,
2013
Investment in non-consolidated affiliate - cost
Balance at the beginning of the year	-
Investment in non-consolidated affiliate	4,500,000
Total investment in non-consolidated affiliate - cost	4,500,000

Share of net income/(loss) in non-consolidated affiliate	-
Carrying value at the end of the year	4,500,000

In performing the purchase price allocation for acquiring a 10% interest in 2013 Affiliate Company, the Group considered, among other factors, analyses of historical financial performance and estimates of future performance of 2013 Affiliate Company's business. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities with assistance from an independent appraiser and based on experience with similar assets and liabilities.

The purchase price of 2013 Affiliate Company was allocated as follows:

Fair value
RMB
Fair value of net assets acquired	(66,501)
Identifiable intangible assets	389,809
Deferred tax liabilities arising from the acquisition	(97,452)
Goodwill	4,274,144
Total purchase price	4,500,000

Identifiable intangible assets acquired were as follows:

	Fair value
	RMB	Useful lives
Trade name	107,581	5 years
Self-developed software	282,228	3 years
Identifiable intangible assets	389,809